INCOME TAXES - Reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the statutory income tax rate to effective tax rate
Taxes at domestic rate	21.00%	19.00%
Non-US statutory rates	(0.80%)
Permanent items	(7.30%)	(1.90%)
Change in valuation allowance	(22.40%)	(9.40%)
Loss on conversion of note and associated interest		(8.4)
Statutory Rate Change	9.60%
Other	(0.10%)	0.70%